Dreyfus Emerging Asia Fund (Prospectus Summary): | Dreyfus Emerging Asia Fund
DREYFUS EMERGING ASIA FUND

                                                                          December 9, 2011

DREYFUS EMERGING ASIA FUND

Supplement to Current Prospectus

The following information supplements and supersedes any contrary information contained in the prospectus for the above-referenced fund (the “Fund”).

The Dreyfus Corporation has contractually agreed, until July 31, 2012, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions and extraordinary expenses) exceed 1.65%.